Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		115 Months Ended	121 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013	Nov. 30, 2012	May 31, 2013	May 31, 2012	May 31, 2013	Nov. 30, 2013
Related Party Transaction [Line Items]
Issuance of common stock shares for notes payable			6,182,179		8,106,282
Common stock warrants, exercise price	0.75		0.75					0.75
Interest expense related amortization	$ 1,595,004	$ 257,313	$ 3,047,401	$ 257,313	$ 1,703,616	$ 2,063	$ 2,440,542	$ 5,487,943
Interest on debt	302,748	58,070	411,551	60,963	245,194	16,515	384,963	796,517
Common stock payable	47,880		47,880		117,778	388,000	117,778	47,880
Note Payable 15% Due 2014
Related Party Transaction [Line Items]
Convertible notes issued face value			500,000		500,000
Convertible notes, interest payable rate	15.00%		15.00%		15.00%		15.00%	15.00%
Convertible notes, maturity date			Apr. 11, 2014		Apr. 11, 2014
Issuance of common stock shares for notes payable			150,000		150,000
Interest payable, per share of common stock	$ 0.50		$ 0.50		$ 0.50		$ 0.50	$ 0.50
Interest on debt	19,000		38,000
Common stock payable	48,000		48,000					48,000
Note Payable 5% Due 2015
Related Party Transaction [Line Items]
Convertible notes issued face value					1,000,000
Convertible notes, interest payable rate					5.00%		5.00%
Convertible notes, maturity date					Oct. 16, 2015
Convertible notes, conversion price					$ 0.75		$ 0.75
Common stock warrants issued					1,333,333		1,333,333
Common stock warrants, exercise price					2.00		2.00
Common stock warrants, expire date					Oct. 16, 2014		Oct. 16, 2014
Convertible note, carrying value	375,000		375,000		207,000		207,000	375,000
Interest expense related amortization	$ 84,000	$ 41,000	$ 168,000	$ 41,000	$ 207,000